Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 6a

Loan Level Exception - Disposition (Loan Grades)

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	20000000	XXXX		$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A						A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	20000001	XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A						A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	20000002	XXXX		$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A						A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	20000003	XXXX		$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XX/XX/XXXX	Verified stated defect. Roof was damaged from Hurricane XXXXand estimated repairs exceed $20k. Repairs were completed based on the letter provided by Lender.	SELLER - GENERAL COMMENT (2023-02-17): Email on repair attached. SELLER - GENERAL COMMENT (2023-02-17): Letter on time of completion REVIEWER - GENERAL COMMENT (2023-02-20): Stated defect. REVIEWER - GENERAL COMMENT (2023-06-06): New BPO provided, still shows tarp on roof of outbuilding. Unable to confirm property condition.	1				1							-	C	C	C	C	C						A	A	A	A	A	C	C	C	C	C